Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Intangible Assets
The components of intangible assets were as follows:

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands )
Amortizing intangible asset	$84,871	$(58,218)	$26,653
Indefinite-lived intangible asset	45,275	—	45,275
Total intangible assets	$130,146	$(58,218)	$71,928

	December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Amortizing intangible asset	$84,871	$(54,789)	$30,082
Indefinite-lived intangible asset	45,275	—	45,275
Total intangible assets	$130,146	$(54,789)	$75,357
We have an amortizing intangible asset related to a 1995 sales agreement termination payment to Management Financial Services, Inc. This asset is supported by a non-compete agreement with the founder of our business model. We calculate the amortization of this contract buyout on a straight-line basis over 24 years, which represents the life of the non-compete agreement. Intangible asset amortization expense was approximately $3.4 million in 2011 and approximately $3.5 million in each of 2010 and 2009. Amortization expense is expected to be approximately $3.4 million annually during the remainder of the amortization period. We assessed this asset for impairment as of October 1, 2011 and determined that no impairment had occurred. There have been no subsequent events requiring further analysis.
We also have an indefinite-lived intangible asset related to the 1989 purchase of the right to contract with our sales force. This asset represents the core distribution model of our business, which is our primary competitive advantage to profitably distribute term life insurance products on a significant scale, and as such, is considered to have an indefinite life. No amortization was recognized on this asset during the three-year period ended December 31, 2011. This intangible asset is supported by a significant portion of the discounted cash flows of our future business. We assessed this asset for impairment as of October 1, 2011 and determined that no impairment had occurred. There have been no subsequent events requiring further analysis